Inventories - Schedule of Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2024		Dec. 31, 2023
Inventories [Abstract]
Finished goods and goods for resale	$ 31		$ 32
Work in progress	800,680		1,070,897
Provision for impairment	(86,682)		(143,243)
Total	$ 714,029	[1]	$ 927,686

[1]	Refer to Note 18 - Restatement of prior period unaudited interim financial statements for reconciliations between originally reported and as revised amounts.